UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21162
                                   811-09739

Name of Fund: Merrill Lynch Core Principal Protected Fund of Merrill Lynch
              Principal Protected Trust Master Large Cap Core Portfolio of Master Large Cap Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 04/30/05

Item 1 - Report to Stockholders

                                Merrill Lynch
                                Core Principal
                                Protected Fund

Semi-Annual Report
April 30, 2005

Merrill Lynch Core Principal Protected Fund

Officers and Trustees of the Trust

Robert C. Doll, Jr., President, Trustee and Portfolio Manager
David O. Beim, Trustee
James T. Flynn, Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Effective January 1, 2005, Terry K. Glenn retired as President and Trustee of Merrill Lynch Principal Protected Trust. The Trust's Board of Trustees wishes Mr. Glenn well in his retirement.

Effective January 1, 2005, Robert C. Doll, Jr. became President and Trustee of the Trust.
--------------------------------------------------------------------------------


2      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005

A Letter From the President

Dear Shareholder

Financial markets faced a number of crosscurrents over the past several months, but most major benchmarks managed to post positive returns for the annual and semi-annual reporting periods ended April 30, 2005:

Total Returns as of April 30, 2005                                  6-month     12-month
========================================================================================
U.S. equities (Standard & Poor's 500 Index)                         +3.28%       + 6.34%
----------------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                        -0.15%       + 4.71%
----------------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)     +8.71%       +14.95%
----------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                 +0.98%       + 5.26%
----------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)      +1.93%       + 6.81%
----------------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)      +0.65%       + 6.92%
----------------------------------------------------------------------------------------

After expanding at an annualized rate of 4.4% in 2004, U.S. gross domestic product growth for the first quarter of 2005 came in at an estimated 3.1% (although that figure was later revised upward to 3.5%). Nevertheless, the Federal Reserve Board continued increasing interest rates at a measured pace to combat emergent inflation. The most recent hike came on May 3, and brought the federal funds rate to 3%. Recently, signs of inflation have taken the form of rising business costs and increasing consumer prices, particularly in the areas of gasoline, healthcare, housing and education.

U.S. equities ended 2004 in a strong rally, but stumbled into negative territory in 2005. The market weakness was largely fueled by the potential for slowing economic and corporate earnings growth, renewed energy price concerns and a lack of investor conviction. On the positive side, certain sectors of the market have been performing well (particularly energy) and corporate transactions, such as mergers and acquisitions, stock buy-backs and dividend payouts, have all increased. International equities, especially in Asia, have benefited from higher economic growth rates.

In the bond market, we witnessed a yield curve flattening trend over the past several months as short-term yields increased and longer-term interest rates remained more stable or fell. At the end of April 2005, the two-year Treasury note yielded 3.66% and the 10-year Treasury note yielded 4.21%, a difference of 55 basis points (.55%). This compared to a spread of 149 basis points six months earlier and 222 basis points 12 months ago.

Looking ahead, the environment is likely to be a challenging one for investors. With this in mind, we encourage you to meet with your financial advisor to review your goals and asset allocation and to rebalance your portfolio, as necessary, to ensure it remains aligned with your objectives and risk tolerance. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                          Sincerely,


                                          /s/ Robert C. Doll, Jr.

                                          Robert C. Doll, Jr.
                                          President and Trustee


       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005         3

A Discussion With Your Fund's Portfolio Manager

      The Fund met its objective of preserving investor principal while also providing capital appreciation, and significantly outperformed the Lipper Balanced Target Maturity Funds average for the period.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended April 30, 2005, Merrill Lynch Core Principal Protected Fund's Class A, Class B, Class C and Class I Shares had total returns of +3.07%, +2.72%, +2.75% and +3.15%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) The Russell 1000 Index, a widely referenced, unmanaged all-equity benchmark, had a total return of +4.04% for the same period. Because the Portfolio incorporates a fixed income component, which is not reflected in the Russell 1000 Index, it will at times outperform or underperform that benchmark. For some context, the fixed income market, as measured by the Lehman Brothers Aggregate Bond Index, returned +.98% for the six-month period.

Notably, the Fund significantly outperformed its comparable Lipper category of Balanced Target Maturity Funds, which had an average return of -.15% for the six months ended April 30, 2005. (Funds in this Lipper category invest to provide a guaranteed return of investment at maturity. Some of the assets are invested in zero-coupon U.S. Treasury securities, while the remainder is in equity securities for long-term growth of capital and income.)

Because the Fund invests in large-capitalization stocks that represent a significant part of the U.S. stock market, its portfolio was influenced by the same economic and market events that affected the broader stock market during the period. Over the past six months, the markets reacted to positive and negative economic news, as well as national and international events, such as the conclusion of the U.S. presidential election and the ongoing war and elections in Iraq. The major indexes posted impressive returns in the fourth quarter of 2004, although these gains were largely given back in the new year as concerns grew over inflation, record-high oil prices, the weakening of the U.S. dollar and the threat of continuing interest rate hikes. Under these conditions, large-capitalization shares were favored by investors. An advanced estimate of first quarter 2005 gross domestic product (GDP) growth came in unexpectedly low at 3.1%, although that figure was later revised upward to 3.5%. Amid this challenging environment, solid growth in corporate profits was recorded, and the housing market continued at a strong pace.

What were the primary factors that influenced Fund performance?

Within the equity portion of the Portfolio, we invest primarily in a diversified portfolio of large cap companies selected from securities found in the Russell 1000 Index. Stock selection contributed positively to returns in most sectors, including health care (particularly health care providers and services), financials (particularly insurance) and consumer discretionary (particularly retailers). In the energy sector, the combination of a sector overweight and effective stock selection enhanced returns, although this was somewhat offset by the negative impact of an underweight position in Exxon Mobil Corp. In the technology and consumer staples sectors, a combination of our relative weighting and stock selection detracted from performance.

At the individual stock level, the largest positive contributors to performance during the six-month period were Humana Inc., PacifiCare Health Systems, Inc., Valero Energy Corp., CIGNA Corp. and Aetna, Inc. For the most part, we retained our positions in these strong performers, although we do typically take some marginal profits in select stocks that appreciate significantly. This allows us to maintain our desired relative weightings in any individual stock and/or sector. Also benefiting performance were underweight positions in American International Group, Inc., International Business Machines Corp. and eBay Inc.

Hindering relative performance somewhat was an underweight position in Altria Group. The largest individual detractors included TIBCO Software, Symantec Corp., Cree, Inc. and Dynegy, Inc. Each of these stocks disappointed during the period as company fundamentals developed unfavorably and, in general, contrary to our expectations. As part of our overall investment strategy, we eliminated or reduced the detractors to make room in the Portfolio for stocks with more promising investment cases.


4      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005

What changes were made to the Portfolio during the period?

The Fund seeks long-term capital growth while protecting the principal value of investor shares. This is accomplished through investments in a core equity component (equity securities of large-capitalization companies) and a protection component (fixed income investments that have financial characteristics resembling a portfolio of zero-coupon bonds). A mathematical formula is used to determine the allocation between these two components. During the period, the Portfolio's equity allocation ranged from 69.6% of total assets to 100%, and the fixed income allocation ranged from 30.4% to 0%.

In the equity portion of the portfolio, we maintained a procyclical bias throughout the period. Through our bottom-up stock selection process, we continued to identify stocks with favorable growth characteristics and earnings developments, selling at attractive relative valuations. As a result of this process, we increased our positions relative to the equity benchmark in technology, health care and energy. We reduced our positions in consumer staples and consumer discretionary, although the Fund remained overweight in the latter sector.

The largest individual stock purchases during the period included Exxon Mobil, Dell, Inc., Hewlett-Packard Co. and Oracle Corp. The largest sales included Apple Computer, Inc., ChevronTexaco Corp., WellPoint, Inc., EMC Corp., and Countrywide Financial Corp. These transactions reflected our ongoing refinement of the portfolio, as we continue to look for stocks that best meet our investment criteria while pruning those that have deteriorated versus our original assessment.

Throughout the period, the fixed income component of the Portfolio was invested in U.S. Treasury zero-coupon bonds set to mature close to the expiration of the Fund (February 28, 2010).

How would you characterize the Portfolio's position at the close of the period?

At the end of the period, Portfolio assets were invested 80.3% in equities and 19.7% in fixed income securities, and we remained committed to our goal of protecting investor principal.

In the equity component, the Portfolio's largest overweights were in information technology, which we believe should benefit from strong earnings growth, as well as energy, health care, materials and consumer discretionary. The largest underweights were in financials, which tend to underperform in periods of rising interest rates, consumer staples, industrials and telecommunication services.

Companies exhibiting good earnings momentum, earnings surprise and valuation characteristics continue to deliver strong performance, and we remain committed to these disciplines for stock selection. The equity portfolio remains positioned in cyclical stocks, which should benefit amid favorable economic conditions. Despite softer first quarter GDP growth and some recent rumblings of an economic slowdown, we believe the current environment is still generally supportive of equities. Having said that, we continue to believe that a highly diversified portfolio and a focus on individual security selection (rather than a more macro approach) is appropriate and should be rewarded on a relative basis.

Robert C. Doll, Jr.
President, Trustee and Portfolio Manager

May 26, 2005

--------------------------------------------------------------------------------
If you would like a copy, free of charge, of the most recent annual or quarterly report of Ambac Assurance Corporation, the Guarantor, please contact the Fund at 1-800-MER-FUND.
--------------------------------------------------------------------------------


       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005         5

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. The Fund's Investment Adviser reimbursed a portion of the Fund's expenses. Without such waiver, the Fund's performance would have been lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                       6-Month       12-Month        Since Inception
As of April 30, 2005                                Total Return    Total Return      Total Return
====================================================================================================
ML Core Principal Protected Fund Class A Shares*        +3.07%         +7.20%            +21.52%
----------------------------------------------------------------------------------------------------
ML Core Principal Protected Fund Class B Shares*        +2.72          +6.38             +19.56
----------------------------------------------------------------------------------------------------
ML Core Principal Protected Fund Class C Shares*        +2.75          +6.42             +19.59
----------------------------------------------------------------------------------------------------
ML Core Principal Protected Fund Class I Shares*        +3.15          +7.46             +22.17
----------------------------------------------------------------------------------------------------
Merrill Lynch U.S. Corporate Master Index**             +0.83          +5.80             +11.97
----------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index***                 +0.98          +5.26             + 7.98
----------------------------------------------------------------------------------------------------
Russell 1000(R) Index****                               +4.04          +7.20             +45.03
----------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 2/28/03.
** This unmanaged Index is comprised of all investment grade corporate bonds, rated BBB or higher, of all maturities. Since inception total return is from 2/28/03.
*** This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds with at least one year to maturity. Since inception total return is from 2/28/03.
**** This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Since inception total return is from 2/28/03.

      Russell 1000 and Russell 3000 are registered trademarks of the Frank Russell Company.


6      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005

Performance Data (concluded)

Average Annual Total Return

                                                 Return Without     Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 4/30/05                               +7.20%           +1.57%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 4/30/05                                      +9.41            +6.72
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                        Return          Return
                                                     Without CDSC    With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 4/30/05                                  +6.38%          +2.48%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 4/30/05                                         +8.59           +7.33
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                        Return          Return
                                                     Without CDSC    With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 4/30/05                                  +6.42%          +5.44%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 4/30/05                                         +8.61           +8.61
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                 Return Without     Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 4/30/05                               +7.46%           +1.82%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 4/30/05                                      +9.68            +6.98
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Fund Information as of April 30, 2005

                                                                      Percent of
Asset Mix                                                      Total Investments
--------------------------------------------------------------------------------
Equity Mutual Fund .................................................    80.3%
U.S. Government Agency Obligations .................................    19.7
--------------------------------------------------------------------------------


       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005         7

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on November 1, 2004 and held through April 30, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                   Expenses Paid
                                                        Beginning                Ending         During the Period*
                                                      Account Value           Account Value      Nov. 1, 2004 to
                                                     November 1, 2004        April 30, 2005       April 30, 2005
==================================================================================================================
Actual
==================================================================================================================
Class A                                                  $1,000                 $1,030.70             $ 9.37
------------------------------------------------------------------------------------------------------------------
Class B                                                  $1,000                 $1,027.20             $13.19
------------------------------------------------------------------------------------------------------------------
Class C                                                  $1,000                 $1,027.50             $13.19
------------------------------------------------------------------------------------------------------------------
Class I                                                  $1,000                 $1,031.50             $ 8.10
==================================================================================================================
Hypothetical (5% annual return before expenses)**
==================================================================================================================
Class A                                                  $1,000                 $1,015.68             $ 9.30
------------------------------------------------------------------------------------------------------------------
Class B                                                  $1,000                 $1,011.89             $13.09
------------------------------------------------------------------------------------------------------------------
Class C                                                  $1,000                 $1,011.89             $13.09
------------------------------------------------------------------------------------------------------------------
Class I                                                  $1,000                 $1,016.92             $ 8.05
------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.85% for Class A, 2.61% for Class B, 2.61% for Class C and 1.60% for Class I), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invests significantly in a master fund, the expense table example reflects the expenses of both the fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


8      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005

Statement of Assets and Liabilities
                                     Merrill Lynch Core Principal Protected Fund

As of April 30, 2005
=====================================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------------
                       Investment in Master Large Cap Core Portfolio
                        (the "Portfolio"), at value
                        (identified cost--$148,490,147*) .........................                      $ 167,248,929
                       Investment in U.S. Treasury STRIPS**, 3.81% due 2/15/2010
                        (face amount--$49,187,000; identified cost--$41,060,036*)                          40,981,280
                                                                                                        -------------
                       Total assets ..............................................                        208,230,209
                                                                                                        -------------
=====================================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor ............................................    $     158,986
                          Financial warranty fee .................................          107,103
                          Investment adviser .....................................           53,280
                          Other affiliates .......................................           31,049           350,418
                                                                                      -------------
                       Accrued expenses ..........................................                             36,676
                                                                                                        -------------
                       Total liabilities .........................................                            387,094
                                                                                                        -------------
=====================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------
                       Net Assets ................................................                      $ 207,843,115
                                                                                                        =============
=====================================================================================================================
Net Assets Consist of
---------------------------------------------------------------------------------------------------------------------
                       Paid-in capital, unlimited shares of no par value authorized                     $ 184,119,099
                       Accumulated investment loss--net ..........................    $    (731,968)
                       Undistributed realized capital gains--net .................        5,775,958
                       Unrealized appreciation--net ..............................       18,680,026
                                                                                      -------------
                       Total accumulated earnings--net ...........................                         23,724,016
                                                                                                        -------------
                       Net Assets ................................................                      $ 207,843,115
                                                                                                        =============
=====================================================================================================================
Net Asset Value
---------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $9,051,988 and 842,629
                        shares of beneficial interest outstanding ................                      $       10.74
                                                                                                        =============
                       Class B--Based on net assets of $120,118,252 and
                        11,256,852 shares of beneficial interest outstanding .....                      $       10.67
                                                                                                        =============
                       Class C--Based on net assets of $70,463,430 and 6,593,499
                        shares of beneficial interest outstanding ................                      $       10.69
                                                                                                        =============
                       Class I--Based on net assets of $8,209,445 and 763,418
                        shares of beneficial interest outstanding ................                      $       10.75
                                                                                                        =============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2005, as computed eral income tax purposes, were as follows:

      Aggregate cost ..........................................    $191,510,614
                                                                   ============
      Gross unrealized appreciation ...........................    $ 16,798,351
      Gross unrealized depreciation ...........................         (78,756)
                                                                   ------------
      Net unrealized appreciation .............................    $ 16,719,595
                                                                   ============

**    Separately Traded Registered Interest and Principal of Securities.

      See Notes to Financial Statements.


       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005         9

Statement of Operations              Merrill Lynch Core Principal Protected Fund

For the Six Months Ended April 30, 2005
=====================================================================================================================
Investment Income
---------------------------------------------------------------------------------------------------------------------
                       Interest and amortization of premiums and discounts .......                      $     562,087
                       Net investment income allocated from the Portfolio:
                          Dividends ..............................................                          1,594,923
                          Securities lending--net ................................                              7,042
                          Interest from affiliates ...............................                              6,544
                          Expenses ...............................................                           (508,089)
                                                                                                        -------------
                       Total income ..............................................                          1,662,507
                                                                                                        -------------
=====================================================================================================================
Expenses
---------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ..................................    $     859,719
                       Financial warranty fee ....................................          716,432
                       Account maintenance and distribution fees--Class B ........          655,392
                       Account maintenance and distribution fees--Class C ........          392,325
                       Transfer agent fees--Class B ..............................           52,142
                       Professional fees .........................................           41,186
                       Accounting services .......................................           37,260
                       Transfer agent fees--Class C ..............................           31,983
                       Printing and shareholder reports ..........................           29,908
                       Account maintenance fees--Class A .........................           13,097
                       Trustees' fees and expenses ...............................           11,577
                       Custodian fees ............................................            3,995
                       Transfer agent fees--Class A ..............................            3,585
                       Transfer agent fees--Class I ..............................            3,160
                       Pricing fees ..............................................              627
                       Other .....................................................           17,666
                                                                                      -------------
                       Total expenses before waiver ..............................        2,870,054
                       Waiver of expenses ........................................         (475,579)
                                                                                      -------------
                       Total expenses after waiver ...............................                          2,394,475
                                                                                                        -------------
                       Investment loss--net ......................................                           (731,968)
                                                                                                        -------------
=====================================================================================================================
Realized & Unrealized Gain (Loss)--Net
---------------------------------------------------------------------------------------------------------------------
                       Realized gain on:
                          Investments--net .......................................        1,058,900
                          Allocations from the Portfolio--net ....................        6,679,885         7,738,785
                                                                                      -------------
                       Change in unrealized appreciation/depreciation on:
                          Investments--net .......................................       (2,209,160)
                          Allocations from the Portfolio--net ....................        2,576,381           367,221
                                                                                      -------------------------------
                       Total realized and unrealized gain--net ...................                          8,106,006
                                                                                                        -------------
                       Net Increase in Net Assets Resulting from Operations ......                      $   7,374,038
                                                                                                        =============

      See Notes to Financial Statements.


10     MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005

Statements of Changes in Net Assets
                                     Merrill Lynch Core Principal Protected Fund

                                                                                        For the Six        For the
                                                                                       Months Ended      Year Ended
                                                                                         April 30,       October 31,
Increase (Decrease) in Net Assets:                                                         2005             2004
=====================================================================================================================
Operations
---------------------------------------------------------------------------------------------------------------------
                       Investment loss--net ......................................    $    (731,968)    $  (1,340,000)
                       Realized gain--net ........................................        7,738,785        22,051,621
                       Change in unrealized appreciation/depreciation--net .......          367,221       (11,410,987)
                                                                                      -------------------------------
                       Net increase in net assets resulting from operations ......        7,374,038         9,300,634
                                                                                      -------------------------------
=====================================================================================================================
Distributions to Shareholders
---------------------------------------------------------------------------------------------------------------------
                       Realized gain:
                        Class A ..................................................         (984,089)         (534,083)
                        Class B ..................................................      (11,314,489)       (3,774,344)
                        Class C ..................................................       (6,752,309)       (2,827,877)
                        Class I ..................................................         (940,591)         (402,757)
                                                                                      -------------------------------
                       Net decrease from distributions to shareholders ...........      (19,991,478)       (7,539,061)
                                                                                      -------------------------------
=====================================================================================================================
Beneficial Interest Transactions
---------------------------------------------------------------------------------------------------------------------
                       Net decrease in net assets derived from beneficial interest
                        transactions .............................................      (13,379,223)      (55,153,321)
                                                                                      -------------------------------
=====================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets ..............................      (25,996,663)      (53,391,748)
                       Beginning of period .......................................      233,839,778       287,231,526
                                                                                      -------------------------------
                       End of period* ............................................    $ 207,843,115     $ 233,839,778
                                                                                      ===============================
                        * Accumulated investment loss--net .......................    $    (731,968)               --
                                                                                      ===============================

      See Notes to Financial Statements.


       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005        11

Financial Highlights                 Merrill Lynch Core Principal Protected Fund

                                                                                     Class A
                                                                   ----------------------------------------------
                                                                                                   For the Period
                                                                    For the Six        For the      February 28,
                                                                   Months Ended      Year Ended       2003+ to
The following per share data and ratios have been derived            April 30,       October 31,     October 31,
from information provided in the financial statements.                 2005             2004            2003
=================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...    $     11.44       $     11.32      $     10.00
                                                                   ----------------------------------------------
                       Investment income--net*** ..............             --@@             .01              .01
                       Realized and unrealized gain--net ......            .39               .44             1.31
                                                                   ----------------------------------------------
                       Total from investment operations .......            .39               .45             1.32
                                                                   ----------------------------------------------
                       Less distributions of realized gain--net          (1.09)             (.33)              --
                                                                   ----------------------------------------------
                       Net asset value, end of period .........    $     10.74       $     11.44      $     11.32
                                                                   ==============================================
=================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....           3.07%@            4.14%           13.20%@
                                                                   ==============================================
=================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver++ ..............           1.85%*            1.83%            2.00%*
                                                                   ==============================================
                       Expenses++ .............................           2.26%*            2.16%            2.26%*
                                                                   ==============================================
                       Investment income--net .................            .07%*             .13%             .10%*
                                                                   ==============================================
=================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)    $     9,052       $    11,534      $    18,674
                                                                   ==============================================
                       Portfolio turnover of the Fund .........         123.96%           167.08%          175.43%
                                                                   ==============================================
                       Portfolio turnover of the Portfolio ....          49.98%           135.48%          138.73%
                                                                   ==============================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
@@    Amount is less than $.01 per share.

      See Notes to Financial Statements.


12     MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005

Financial Highlights (continued)     Merrill Lynch Core Principal Protected Fund

                                                                                     Class B
                                                                   ----------------------------------------------
                                                                                                   For the Period
                                                                    For the Six        For the      February 28,
                                                                   Months Ended      Year Ended       2003+ to
The following per share data and ratios have been derived            April 30,       October 31,     October 31,
from information provided in the financial statements.                 2005             2004            2003
=================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...    $     11.33       $     11.26      $     10.00
                                                                   ----------------------------------------------
                       Investment loss--net*** ................           (.04)             (.07)            (.05)
                       Realized and unrealized gain--net ......            .38               .44             1.31
                                                                   ----------------------------------------------
                       Total from investment operations .......            .34               .37             1.26
                                                                   ----------------------------------------------
                       Less distributions of realized gain--net          (1.00)             (.30)              --
                                                                   ----------------------------------------------
                       Net asset value, end of period .........    $     10.67       $     11.33      $     11.26
                                                                   ==============================================
=================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....           2.72%@            3.36%           12.60%@
                                                                   ==============================================
=================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver++ ..............           2.61%*            2.58%            2.76%*
                                                                   ==============================================
                       Expenses++ .............................           3.02%*            2.91%            3.03%*
                                                                   ==============================================
                       Investment loss--net ...................           (.72%)*           (.59%)           (.68%)*
                                                                   ==============================================
=================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)    $   120,118       $   130,014      $   145,568
                                                                   ==============================================
                       Portfolio turnover of the Fund .........         123.96%           167.08%          175.43%
                                                                   ==============================================
                       Portfolio turnover of the Portfolio ....          49.98%           135.48%          138.73%
                                                                   ==============================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.


       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005        13

Financial Highlights (continued)     Merrill Lynch Core Principal Protected Fund

                                                                                     Class C
                                                                   ----------------------------------------------
                                                                                                   For the Period
                                                                    For the Six        For the      February 28,
                                                                   Months Ended      Year Ended       2003+ to
The following per share data and ratios have been derived            April 30,       October 31,     October 31,
from information provided in the financial statements.                 2005             2004            2003
=================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...    $     11.33       $     11.26      $     10.00
                                                                   ----------------------------------------------
                       Investment loss--net*** ................           (.04)             (.07)            (.05)
                       Realized and unrealized gain--net ......            .38               .44             1.31
                                                                   ----------------------------------------------
                       Total from investment operations .......            .34               .37             1.26
                                                                   ----------------------------------------------
                       Less distributions of realized gain--net           (.98)             (.30)              --
                                                                   ----------------------------------------------
                       Net asset value, end of period .........    $     10.69       $     11.33      $     11.26
                                                                   ==============================================
=================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....           2.75%@            3.37%           12.60%@
                                                                   ==============================================
=================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver++ ..............           2.61%*            2.59%            2.76%*
                                                                   ==============================================
                       Expenses++ .............................           3.02%*            2.91%            3.03%*
                                                                   ==============================================
                       Investment loss--net ...................           (.70%)*           (.61%)           (.68%)*
                                                                   ==============================================
=================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)    $    70,463       $    82,398      $   108,700
                                                                   ==============================================
                       Portfolio turnover of the Fund .........         123.96%           167.08%          175.43%
                                                                   ==============================================
                       Portfolio turnover of the Portfolio ....          49.98%           135.48%          138.73%
                                                                   ==============================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.


14     MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005

Financial Highlights (concluded)     Merrill Lynch Core Principal Protected Fund

                                                                                     Class I
                                                                   ----------------------------------------------
                                                                                                   For the Period
                                                                    For the Six        For the      February 28,
                                                                   Months Ended      Year Ended       2003+ to
The following per share data and ratios have been derived            April 30,       October 31,     October 31,
from information provided in the financial statements.                 2005             2004            2003
=================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...    $     11.48       $     11.34      $     10.00
                                                                   ----------------------------------------------
                       Investment income--net*** ..............            .02               .04              .03
                       Realized and unrealized gain--net ......            .38               .45             1.31
                                                                   ----------------------------------------------
                       Total from investment operations .......            .40               .49             1.34
                                                                   ----------------------------------------------
                       Less distributions of realized gain--net          (1.13)             (.35)              --
                                                                   ----------------------------------------------
                       Net asset value, end of period .........    $     10.75       $     11.48      $     11.34
                                                                   ==============================================
=================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....           3.15%@            4.44%           13.40%@
                                                                   ==============================================
=================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver++ ..............           1.60%*            1.58%            1.75%*
                                                                   ==============================================
                       Expenses++ .............................           2.01%*            1.91%            2.01%*
                                                                   ==============================================
                       Investment income--net .................            .32%*             .39%             .35%*
                                                                   ==============================================
=================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)    $     8,209       $     9,893      $    14,290
                                                                   ==============================================
                       Portfolio turnover of the Fund .........         123.96%           167.08%          175.43%
                                                                   ==============================================
                       Portfolio turnover of the Portfolio ....          49.98%           135.48%          138.73%
                                                                   ==============================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.


       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005        15

Notes to Financial Statements        Merrill Lynch Core Principal Protected Fund

1. Significant Accounting Policies:

Merrill Lynch Core Principal Protected Fund (the "Fund") is part of Merrill Lynch Principal Protected Trust (the "Trust"). Under the Investment Company Act of 1940, as amended, the Fund is diversified and the Trust is registered as an open-end management investment company. The Fund invests a portion of its assets in the Master Large Cap Core Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2005 was 7.5%. The Fund offers multiple classes of shares. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from February 28, 2003 through February 28, 2010 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after the Guarantee Maturity Date. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on material changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Debt securities are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the OTC market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.


16     MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005

                                     Merrill Lynch Core Principal Protected Fund

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Security transactions, investment income and expenses -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Investment transactions in the Portfolio are accounted for on a trade date basis. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.


       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005        17

                                     Merrill Lynch Core Principal Protected Fund

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreements and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .75% of the Fund's average daily net assets. FAM has contractually agreed to waive its management fee by the amount of management fees the Fund pays FAM indirectly through its investment in the Portfolio. For the six months ended April 30, 2005, FAM earned fees of $859,719 of which $475,579 was waived. In addition, FAM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed 1.99%. This arrangement has a one-year term and is renewable.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                      Account       Distribution
                                                  Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class A ................................                .25%             --
Class B ................................                .25%            .75%
Class C ................................                .25%            .75%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 2005, MLPF&S received contingent deferred sales charges of $231,341 relating to transactions in Class B Shares.

The Trust, on behalf of the Fund, and FAM have entered into a Financial Warranty Agreement with Ambac Assurance Corporation ("Ambac"). The Financial Warranty Agreement is intended to make sure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Warranty Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the "Guaranteed Amount"). The Fund will pay to Ambac, under the Financial Warranty Agreement, an annual fee equal to .625% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guarantee Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, Ambac will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.


18     MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005

Notes to Financial Statements (concluded)
                                     Merrill Lynch Core Principal Protected Fund

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended April 30, 2005, the Fund reimbursed FAM $2,643 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, FAMD, FDS, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities and investments in the Portfolio, for the six months ended April 30, 2005 were $ 41,013,104 and $70,475,566, respectively.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $13,379,223 and $55,153,321 for the six months ended April 30, 2005 and for the year ended October 31, 2004, respectively.

Transactions in beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended April 30, 2005                               Shares             Amount
--------------------------------------------------------------------------------

Shares issued to shareholders in
  reinvestment of distributions ..........            80,388       $    891,509
Shares redeemed ..........................          (246,015)        (2,812,012)
                                                -------------------------------
Net decrease .............................          (165,627)      $ (1,920,503)
                                                ===============================

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended October 31, 2004                             Shares             Amount
--------------------------------------------------------------------------------

Shares issued to shareholders in
  reinvestment of distributions ..........            46,708       $    510,046
Shares redeemed ..........................          (688,265)        (7,863,927)
                                                -------------------------------
Net decrease .............................          (641,557)      $ (7,353,881)
                                                ===============================

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended April 30, 2005                               Shares             Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..........           959,658       $ 10,604,221
Shares redeemed ..........................        (1,176,181)       (13,144,409)
                                                -------------------------------
Net decrease .............................          (216,523)      $ (2,540,188)
                                                ===============================

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended October 31, 2004                             Shares             Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..........           332,947       $  3,622,465
Shares redeemed ..........................        (1,786,611)       (20,011,967)
                                                -------------------------------
Net decrease .............................        (1,453,664)      $(16,389,502)
                                                ===============================

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended April 30, 2005                               Shares             Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..........           579,383       $  6,407,980
Shares redeemed ..........................        (1,257,584)       (14,208,489)
                                                -------------------------------
Net decrease .............................          (678,201)      $ (7,800,509)
                                                ===============================

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended October 31, 2004                             Shares             Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..........           251,004       $  2,730,931
Shares redeemed ..........................        (2,632,406)       (29,610,137)
                                                -------------------------------
Net decrease .............................        (2,381,402)      $(26,879,206)
                                                ===============================

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                     Dollar
Ended April 30, 2005                               Shares             Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..........            21,706       $    240,715
Shares redeemed ..........................          (120,439)        (1,358,738)
                                                -------------------------------
Net decrease .............................           (98,733)      $ (1,118,023)
                                                ===============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended October 31, 2004                             Shares             Amount
--------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..........             7,138       $     78,014
Shares redeemed ..........................          (405,379)        (4,608,746)
                                                -------------------------------
Net decrease .............................          (398,241)      $ (4,530,732)
                                                ===============================


       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005        19

Portfolio Information as of April 30, 2005      Master Large Cap Core Portfolio

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ............................................            4.2%
Johnson & Johnson ............................................            2.8
Pfizer, Inc. .................................................            2.5
General Electric Co. .........................................            2.4
Dell, Inc. ...................................................            1.8
ConocoPhillips ...............................................            1.7
UnitedHealth Group, Inc. .....................................            1.6
Hewlett-Packard Co. ..........................................            1.5
Oracle Corp. .................................................            1.4
Motorola, Inc. ...............................................            1.4
--------------------------------------------------------------------------------

                                                                      Percent of
Sector* Representation                                         Total Investments
--------------------------------------------------------------------------------
Information Technology .......................................           21.1%
Health Care ..................................................           16.2
Energy .......................................................           13.4
Consumer Discretionary .......................................           12.4
Financials ...................................................           11.2
Industrials ..................................................            6.0
Materials ....................................................            5.6
Utilities ....................................................            2.7
Consumer Staples .............................................            1.3
Other** ......................................................           10.1
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries*                                              Net Assets
--------------------------------------------------------------------------------
Oil & Gas ....................................................           14.9%
Software .....................................................           10.0
Health Care Providers & Services .............................            9.8
Insurance ....................................................            6.8
Specialty Retail .............................................            6.8
--------------------------------------------------------------------------------
* For Portfolio compliance purposes, "Sector" and "Industries" mean any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.
**    Includes portfolio holdings in short-term investments.


20     MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005

Schedule of Investments                          Master Large Cap Core Portfolio

Sector+               Industry+                 Shares Held     Common Stocks                                             Value
===================================================================================================================================
Consumer              Hotels, Restaurants &         350,000     Darden Restaurants, Inc.                             $   10,500,000
Discretionary--13.8%  Leisure--0.5%
                      -------------------------------------------------------------------------------------------------------------
                      Household Durables--2.0%      440,000     Lennar Corp. Class A                                     22,646,800
                                                     30,000     NVR, Inc. (c)(d)                                         21,550,500
                                                                                                                     --------------
                                                                                                                         44,197,300
                      -------------------------------------------------------------------------------------------------------------
                      Leisure Equipment &           800,000     Eastman Kodak Co. (d)                                    20,000,000
                      Products--1.2%                110,000     Polaris Industries, Inc.                                  6,331,600
                                                                                                                     --------------
                                                                                                                         26,331,600
                      -------------------------------------------------------------------------------------------------------------
                      Media--0.5%                   160,000     Getty Images, Inc. (c)(d)                                11,448,000
                      -------------------------------------------------------------------------------------------------------------
                      Multiline Retail--2.8%        670,000     Dillard's, Inc. Class A (d)                              15,590,900
                                                    520,000     JC Penney Co., Inc.                                      24,653,200
                                                    440,000     Nordstrom, Inc.                                          22,365,200
                                                                                                                     --------------
                                                                                                                         62,609,300
                      -------------------------------------------------------------------------------------------------------------
                      Specialty Retail--6.8%        430,000     Abercrombie & Fitch Co. Class A                          23,198,500
                                                    880,000     American Eagle Outfitters                                23,073,600
                                                    210,000     Best Buy Co., Inc.                                       10,571,400
                                                  1,230,000     Circuit City Stores, Inc.                                19,434,000
                                                    880,000     The Gap, Inc.                                            18,788,000
                                                    290,000     Limited Brands                                            6,290,100
                                                    520,000     Michaels Stores, Inc.                                    17,264,000
                                                    360,000     Pacific Sunwear of California, Inc. (c)(d)                8,139,600
                                                  1,200,000     Staples, Inc.                                            22,884,000
                                                                                                                     --------------
                                                                                                                        149,643,200
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Consumer Discretionary                            304,729,400
===================================================================================================================================
Consumer              Food & Staples                 30,000     Wal-Mart Stores, Inc.                                     1,414,200
Staples--1.5%         Retailing--0.1%
                      -------------------------------------------------------------------------------------------------------------
                      Food Products--1.0%         1,220,000     Archer-Daniels-Midland Co.                               21,947,800
                      -------------------------------------------------------------------------------------------------------------
                      Household Products--0.2%      100,000     Procter & Gamble Co.                                      5,415,000
                      -------------------------------------------------------------------------------------------------------------
                      Tobacco--0.2%                  60,000     Altria Group, Inc.                                        3,899,400
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Consumer Staples                                   32,676,400
===================================================================================================================================
Energy--14.9%         Oil & Gas--14.9%              240,000     Amerada Hess Corp.                                       22,476,000
                                                    160,000     Anadarko Petroleum Corp.                                 11,686,400
                                                    550,000     Burlington Resources, Inc.                               26,735,500
                                                    210,000     Chevron Corp.                                            10,920,000
                                                    360,000     ConocoPhillips                                           37,746,000
                                                    600,000     Devon Energy Corp. (d)                                   27,102,000
                                                  1,650,000     Exxon Mobil Corp.                                        94,099,500
                                                    380,000     Occidental Petroleum Corp.                               26,220,000
                                                    250,000     Sunoco, Inc.                                             24,815,000
                                                    450,000     Unocal Corp.                                             24,547,500
                                                    350,000     Valero Energy Corp.                                      23,985,500
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Energy                                            330,333,400
                      =============================================================================================================


       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005        21

Schedule of Investments (continued)              Master Large Cap Core Portfolio

Sector+               Industry+                 Shares Held     Common Stocks                                             Value
===================================================================================================================================
Financials--12.5%     Capital Markets--1.6%          70,000     The Bear Stearns Cos., Inc.                          $    6,626,200
                                                    310,000     Lehman Brothers Holdings, Inc.                           28,433,200
                                                                                                                     --------------
                                                                                                                         35,059,400
                      -------------------------------------------------------------------------------------------------------------
                      Commercial Banks--0.6%        300,000     Bank of America Corp.                                    13,512,000
                      -------------------------------------------------------------------------------------------------------------
                      Consumer Finance--1.3%        210,000     Providian Financial Corp. (c)                             3,500,700
                                                    530,000     SLM Corp. (d)                                            25,249,200
                                                                                                                     --------------
                                                                                                                         28,749,900
                      -------------------------------------------------------------------------------------------------------------
                      Diversified Financial         110,000     Chicago Mercantile Exchange Holdings, Inc.               21,507,200
                      Services--2.2%                530,000     Citigroup, Inc.                                          24,888,800
                                                     60,000     JPMorgan Chase & Co.                                      2,129,400
                                                                                                                     --------------
                                                                                                                         48,525,400
                      -------------------------------------------------------------------------------------------------------------
                      Insurance--6.8%               430,000     The Allstate Corp.                                       24,148,800
                                                    290,000     Chubb Corp. (d)                                          23,716,200
                                                    460,000     Lincoln National Corp.                                   20,686,200
                                                    150,000     MetLife, Inc.                                             5,835,000
                                                    510,000     Prudential Financial, Inc.                               29,146,500
                                                    430,000     Safeco Corp. (d)                                         22,648,100
                                                  1,040,000     UnumProvident Corp.                                      17,388,800
                                                    225,000     WR Berkley Corp.                                          7,312,500
                                                                                                                     --------------
                                                                                                                        150,882,100
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Financials                                        276,728,800
===================================================================================================================================
Health Care--18.0%    Biotechnology--1.0%           310,000     Invitrogen Corp. (c)                                     22,713,700
                      -------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &       430,000     Becton Dickinson & Co.                                   25,163,600
                      Supplies--1.1%
                      -------------------------------------------------------------------------------------------------------------
                      Health Care Providers &       380,000     Aetna, Inc. New Shares                                   27,880,600
                      Services--9.8%                280,000     Cigna Corp.                                              25,754,400
                                                    260,000     Express Scripts, Inc. (c)(d)                             23,306,400
                                                    160,000     HCA, Inc.                                                 8,934,400
                                                    730,000     Humana, Inc. (c)                                         25,294,500
                                                    420,000     Laboratory Corp. of America Holdings (c)(d)              20,790,000
                                                    380,000     PacifiCare Health Systems (c)                            22,708,800
                                                    240,000     Quest Diagnostics (d)                                    25,392,000
                                                    380,000     UnitedHealth Group, Inc.                                 35,913,800
                                                                                                                     --------------
                                                                                                                        215,974,900
                      -------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals--6.1%         340,000     Barr Pharmaceuticals, Inc. (c)(d)                        17,632,400
                                                    910,000     Johnson & Johnson                                        62,453,300
                                                  2,030,000     Pfizer, Inc.                                             55,155,100
                                                                                                                     --------------
                                                                                                                        135,240,800
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Health Care                                       399,093,000
===================================================================================================================================
Industrials--6.7%     Aerospace & Defense--0.3%     140,000     Goodrich Corp.                                            5,642,000
                      -------------------------------------------------------------------------------------------------------------
                      Commercial Services &         280,000     ITT Educational Services, Inc. (c)                       12,874,400
                      Supplies--0.6%
                      -------------------------------------------------------------------------------------------------------------
                      Electrical                    470,000     Rockwell Automation, Inc.                                21,728,100
                      Equipment--1.0%
                      -------------------------------------------------------------------------------------------------------------
                      Industrial                  1,460,000     General Electric Co.                                     52,852,000
                      Conglomerates--2.4%
                      -------------------------------------------------------------------------------------------------------------
                      Machinery--0.5%               120,000     Cummins, Inc.                                             8,160,000
                                                    100,000     Graco, Inc.                                               3,377,000
                                                                                                                     --------------
                                                                                                                         11,537,000
                      -------------------------------------------------------------------------------------------------------------
                      Road & Rail--1.9%             650,000     Norfolk Southern Corp.                                   20,410,000
                                                    460,000     Yellow Roadway Corp. (c)(d)                              22,540,000
                                                                                                                     --------------
                                                                                                                         42,950,000
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Industrials                                       147,583,500
                      =============================================================================================================


22     MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005

Schedule of Investments (continued)              Master Large Cap Core Portfolio

Sector+               Industry+                 Shares Held     Common Stocks                                             Value
===================================================================================================================================
Information           Communications                170,000     Cisco Systems, Inc. (c)                              $    2,937,600
Technology--23.4%     Equipment--1.5%             1,990,000     Motorola, Inc.                                           30,526,600
                                                                                                                     --------------
                                                                                                                         33,464,200
                      -------------------------------------------------------------------------------------------------------------
                      Computers &                 1,130,000     Dell, Inc. (c)                                           39,357,900
                      Peripherals--5.7%           1,660,000     Hewlett-Packard Co. (d)                                  33,980,200
                                                     40,000     International Business Machines Corp.                     3,055,200
                                                    730,000     NCR Corp. (c)                                            24,090,000
                                                    650,000     QLogic Corp. (c)(d)                                      21,606,000
                                                    180,000     Storage Technology Corp. (c)                              5,004,000
                                                     10,000     Western Digital Corp. (c)                                   126,900
                                                                                                                     --------------
                                                                                                                        127,220,200
                      -------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &        430,000     Jabil Circuit, Inc. (c)                                  11,868,000
                      Instruments--0.5%
                      -------------------------------------------------------------------------------------------------------------
                      IT Services--2.7%             530,000     Checkfree Corp. (c)                                      19,440,400
                                                    140,000     Computer Sciences Corp. (c)(d)                            6,087,200
                                                  1,160,000     Electronic Data Systems Corp.                            22,446,000
                                                    640,000     Sabre Holdings Corp. Class A                             12,518,400
                                                                                                                     --------------
                                                                                                                         60,492,000
                      -------------------------------------------------------------------------------------------------------------
                      Office Electronics--1.0%    1,630,000     Xerox Corp. (c)(d)                                       21,597,500
                      -------------------------------------------------------------------------------------------------------------
                      Semiconductors &              320,000     Intel Corp.                                               7,526,400
                      Semiconductor                 910,000     Lam Research Corp. (c)(d)                                23,341,500
                      Equipment--2.0%               560,000     Texas Instruments, Inc.                                  13,977,600
                                                                                                                     --------------
                                                                                                                         44,845,500
                      -------------------------------------------------------------------------------------------------------------
                      Software--10.0%               360,000     Adobe Systems, Inc. (d)                                  21,409,200
                                                    760,000     Autodesk, Inc. (d)                                       24,190,800
                                                    340,000     BEA Systems, Inc. (c)                                     2,346,000
                                                    770,000     BMC Software, Inc. (c)                                   12,474,000
                                                    630,000     Citrix Systems, Inc. (c)                                 14,175,000
                                                    870,000     Computer Associates International, Inc. (d)              23,403,000
                                                    590,000     Intuit, Inc. (c)                                         23,777,000
                                                  1,100,000     McAfee, Inc. (c)                                         23,001,000
                                                    540,000     Mercury Interactive Corp. (c)                            22,318,200
                                                    900,000     Microsoft Corp.                                          22,770,000
                                                  2,650,000     Oracle Corp. (c)                                         30,634,000
                                                                                                                     --------------
                                                                                                                        220,498,200
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Information Technology                            519,985,600
===================================================================================================================================
Materials--6.1%       Chemicals--2.1%               390,000     Eastman Chemical Co.                                     21,060,000
                                                    450,000     Monsanto Co.                                             26,379,000
                                                                                                                     --------------
                                                                                                                         47,439,000
                      -------------------------------------------------------------------------------------------------------------
                      Containers &                  380,000     Ball Corp.                                               15,010,000
                      Packaging--0.7%
                      -------------------------------------------------------------------------------------------------------------
                      Metals & Mining--2.8%         490,000     Nucor Corp.                                              25,039,000
                                                    220,000     Phelps Dodge Corp.                                       18,887,000
                                                    450,000     United States Steel Corp.                                19,242,000
                                                                                                                     --------------
                                                                                                                         63,168,000
                      -------------------------------------------------------------------------------------------------------------
                      Paper & Forest                360,000     MeadWestvaco Corp.                                       10,602,000
                      Products--0.5%
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Materials                                         136,219,000
                      =============================================================================================================


       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005        23

Schedule of Investments (concluded)              Master Large Cap Core Portfolio

Sector+               Industry+                 Shares Held     Common Stocks                                             Value
===================================================================================================================================
Utilities--3.0%       Electric Utilities--2.5%      640,000     Edison International                                 $   23,232,000
                                                    360,000     Northeast Utilities                                       6,591,600
                                                    300,000     TXU Corp. (d)                                            25,737,000
                                                                                                                     --------------
                                                                                                                         55,560,600
                      -------------------------------------------------------------------------------------------------------------
                      Multi-Utilities &           3,380,000     Dynegy, Inc. Class A (c)(d)                              11,323,000
                      Unregulated Power--0.5%
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Utilities                                          66,883,600
                      =============================================================================================================
                                                                Total Common Stocks
                                                                (Cost--$1,974,981,603)--99.9%                         2,214,232,700
                      =============================================================================================================

                                        Beneficial Interest     Short-Term Securities
===================================================================================================================================
                                               $  6,069,404     Merrill Lynch Liquidity Series, LLC Cash
                                                                Sweep Series I (a)                                        6,069,404
                                                241,963,000     Merrill Lynch Liquidity Series, LLC Money
                                                                Market Series (a)(b)                                    241,963,000
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost--$248,032,404)--11.2%                             248,032,404
===================================================================================================================================
                      Total Investments (Cost--$2,223,014,007*)--111.1%                                               2,462,265,104

                      Liabilities in Excess of Other Assets--(11.1%)                                                   (246,290,461)
                                                                                                                     --------------
                      Net Assets--100.0%                                                                             $2,215,974,643
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................   $2,240,894,297
                                                                 ==============
      Gross unrealized appreciation ..........................   $  305,970,591
      Gross unrealized depreciation ..........................      (84,599,784)
                                                                 --------------
      Net unrealized appreciation ............................   $  221,370,807
                                                                 ==============

+ For Portfolio compliance purposes, "Sector" and "Industry" mean any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.
(a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                            Net         Interest
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                              $  3,714,236     $67,854

      Merrill Lynch Liquidity Series,
       Money Market Series                              $106,385,700     $75,996
      --------------------------------------------------------------------------
(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Non-income producing security.
(d)   Security, or a portion of security, is on loan.

      See Notes to Financial Statements.


24     MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005

Statement of Assets and Liabilities              Master Large Cap Core Portfolio

As of April 30, 2005
=====================================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including securities loaned of $236,825,688)
                        (identified cost--$1,974,981,603) ........................                     $2,214,232,700
                       Investments in affiliated securities, at value
                        (cost--$248,032,404) .....................................                        248,032,404
                       Receivables:
                          Securities sold ........................................   $   10,447,173
                          Contributions ..........................................        5,703,089
                          Dividends ..............................................        1,127,350
                          Securities lending .....................................           10,039
                          Interest from affiliates ...............................            5,884        17,293,535
                                                                                     --------------
                       Prepaid expenses ..........................................                             21,121
                                                                                                       --------------
                       Total assets ..............................................                      2,479,579,760
                                                                                                       --------------
=====================================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value .................                        241,963,000
                       Payables:
                          Securities purchased ...................................       17,475,885
                          Withdrawals ............................................        3,259,732
                          Investment adviser .....................................          822,263
                          Other affiliates .......................................           22,756        21,580,636
                                                                                     --------------
                       Accrued expenses ..........................................                             61,481
                                                                                                       --------------
                       Total liabilities .........................................                        263,605,117
                                                                                                       --------------
=====================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------
                       Net assets ................................................                     $2,215,974,643
                                                                                                       ==============
=====================================================================================================================
Net Assets Consist of
---------------------------------------------------------------------------------------------------------------------
                       Investors' capital ........................................                     $1,976,723,546
                       Unrealized appreciation--net ..............................                        239,251,097
                                                                                                       --------------
                       Net Assets ................................................                     $2,215,974,643
                                                                                                       ==============

      See Notes to Financial Statements.


       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005        25

Statement of Operations                          Master Large Cap Core Portfolio

For the Six Months Ended April 30, 2005
=====================================================================================================================
Investment Income
---------------------------------------------------------------------------------------------------------------------
                       Dividends .................................................                      $  16,519,385
                       Securities lending--net ...................................                             75,996
                       Interest from affiliates ..................................                             67,854
                                                                                                        -------------
                       Total income ..............................................                         16,663,235
                                                                                                        -------------
=====================================================================================================================
Expenses
---------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ..................................    $   5,054,184
                       Accounting services .......................................          216,490
                       Custodian fees ............................................           53,818
                       Professional fees .........................................           29,369
                       Trustees' fees and expenses ...............................           27,149
                       Printing and shareholder reports ..........................            4,453
                       Pricing fees ..............................................              520
                       Other .....................................................           14,189
                                                                                      -------------
                       Total expenses ............................................                          5,400,172
                                                                                                        -------------
                       Investment income--net ....................................                         11,263,063
                                                                                                        -------------
=====================================================================================================================
Realized & Unrealized Gain--Net
---------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net .........................       68,671,571
                       Change in unrealized appreciation on investments--net .....       38,982,177
                                                                                      -------------
                       Total realized and unrealized gain--net ...................                        107,653,748
                                                                                                        -------------
                       Net Increase in Net Assets Resulting from Operations ......                      $ 118,916,811
                                                                                                        =============

      See Notes to Financial Statements.


26     MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005

Statements of Changes in Net Assets              Master Large Cap Core Portfolio

                                                                                       For the Six         For the
                                                                                      Months Ended        Year Ended
                                                                                        April 30,        October 31,
Increase (Decrease) in Net Assets:                                                        2005               2004
=====================================================================================================================
Operations
---------------------------------------------------------------------------------------------------------------------
                       Investment income--net ....................................   $   11,263,063    $    9,256,200
                       Realized gain--net ........................................       68,671,571       199,493,500
                       Change in unrealized appreciation--net ....................       38,982,177       (68,627,985)
                                                                                     --------------------------------
                       Net increase in net assets resulting from operations ......      118,916,811       140,121,715
                                                                                     --------------------------------
=====================================================================================================================
Capital Transactions
---------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ...............................      610,805,884       751,429,058
                       Fair value of withdrawals .................................     (345,048,349)     (514,359,352)
                                                                                     --------------------------------
                       Net increase in net assets derived from capital
                        transactions .............................................      265,757,535       237,069,706
                                                                                     --------------------------------
=====================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ..............................      384,674,346       377,191,421
                       Beginning of period .......................................    1,831,300,297     1,454,108,876
                                                                                     --------------------------------
                       End of period .............................................   $2,215,974,643    $1,831,300,297
                                                                                     ================================

      See Notes to Financial Statements.

Financial Highlights                             Master Large Cap Core Portfolio

                                                           For the Six
                                                          Months Ended               For the Year Ended October 31,
The following ratios have been derived from information     April 30,    ----------------------------------------------------
provided in the financial statements.                         2005           2004          2003         2002          2001
=============================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------
               Total investment return ................         6.87%+         9.61%        25.11%        (8.13%)          --
                                                          ===================================================================
=============================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------
               Expenses ...............................          .51%*          .52%          .54%          .57%          .67%
                                                          ===================================================================
               Investment income--net .................         1.05%*          .57%          .48%          .83%          .59%
                                                          ===================================================================
=============================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period (in thousands)   $2,215,975     $1,831,300    $1,454,109    $  873,704    $  412,836
                                                          ===================================================================
               Portfolio turnover .....................        49.98%        135.48%       138.73%       150.18%       162.28%
                                                          ===================================================================

*     Annualized.
** Total investment return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Aggregate total investment return.

      See Notes to Financial Statements.


       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005        27

Notes to Financial Statements                    Master Large Cap Core Portfolio

1. Significant Accounting Policies:

Master Large Cap Core Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the


28     MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005

Notes to Financial Statements (continued)        Master Large Cap Core Portfolio

      Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities


       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005        29

Notes to Financial Statements (concluded)        Master Large Cap Core Portfolio

are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc.
("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .50% of the average daily value of the Portfolio's net assets not exceeding $1 billion and .45% of average daily net assets in excess of $1 billion. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides investment advisory services to FAM with respect to the Portfolio. There is no increase in the aggregate fees paid by the Portfolio for these services.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of April 30, 2005, the Portfolio lent securities with a value of $34,297,294 to MLPF&S or its affiliates. Pursuant to that order, the Portfolio also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended April 30, 2005, MLIM, LLC received $32,563 in securities lending agent fees.

For the six months ended April 30, 2005, the Portfolio reimbursed FAM $20,391 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2005 were $1,337,583,918 and $1,060,872,184, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .07% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Portfolio's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the six months ended April 30, 2005. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.


30     MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005

Officers and Trustees of Master Large Cap Series Trust

Robert C. Doll, Jr., President and Trustee
James H. Bodurtha, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Stephen B. Swensrud, Trustee
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

--------------------------------------------------------------------------------
Effective January 1, 2005, Terry K. Glenn retired as President and Trustee of Master Large Cap Series Trust. The Trust's Board of Trustees wishes Mr. Glenn well in his retirement.

Effective January 1, 2005, Robert C. Doll, Jr. became President and Trustee of the Trust.
--------------------------------------------------------------------------------

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND      APRIL 30, 2005        31

[LOGO] Merrill Lynch Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Core Principal Protected Fund
Box 9011
Princeton, NJ
08543-9011

                                                                    #CPP -- 4/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust

Date: June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust

Date: June 20, 2005


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust

Date: June 20, 2005